Costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs [Line items]
Depreciation and amortization	R$ (57,581)	R$ (59,027)	R$ (49,773)
Personnel	(150,676)	(146,077)	(120,221)
Outsourced services	(44,316)	(33,696)	(32,245)
Travel and accommodation	(1,681)	(4,964)	(5,259)
Expenses with link	(28,039)	(26,348)	(36,891)
Other	(969)	(2,003)	(1,232)
Total	(283,262)	(272,115)	R$ (245,621)
Linx Pay Meios de Pagamentos Ltda.
Costs [Line items]
Total	R$ 4,832	R$ 659